Columbia Mid Cap Value Opportunity Fund | Class A, B, C, I, R, R3, R4, R5 and W Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Mid Cap Value Opportunity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.17 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Mid Cap Value Opportunity Fund Class A, B, C, I, R, R3, R4, R5 and W Shares	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses Columbia Mid Cap Value Opportunity Fund		Class A, B, C, I, R, R3, R4, R5 and W Shares	Class A, B, C, I, R, R3, R4, R5 and W Shares Class A	Class A, B, C, I, R, R3, R4, R5 and W Shares Class B	Class A, B, C, I, R, R3, R4, R5 and W Shares Class C	Class A, B, C, I, R, R3, R4, R5 and W Shares Class I	Class A, B, C, I, R, R3, R4, R5 and W Shares Class R	Class A, B, C, I, R, R3, R4, R5 and W Shares Class R3	Class A, B, C, I, R, R3, R4, R5 and W Shares Class R4	Class A, B, C, I, R, R3, R4, R5 and W Shares Class R5	Class A, B, C, I, R, R3, R4, R5 and W Shares Class W
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W
Management fees			0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	0.25%
Other expenses			0.31%	0.31%	0.31%	0.08%	0.31%	0.38%	0.38%	0.13%	0.31%
Total annual fund operating expenses			1.24%	1.99%	1.99%	0.76%	1.49%	1.31%	1.06%	0.81%	1.24%
Less: Fee waiver/expense reimbursement	[2]		(0.06%)	(0.06%)	(0.06%)	none	(0.06%)	none	none	none	(0.06%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.18%	1.93%	1.93%	0.76%	1.43%	1.31%	1.06%	0.81%	1.18%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.18% for Class A, 1.93% for Class B, 1.93% for Class C, 0.76% for Class I, 1.43% for Class R, 1.31% for Class R3, 1.06% for Class R4, 0.81% for Class R5 and 1.18% for Class W.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Mid Cap Value Opportunity Fund Class A, B, C, I, R, R3, R4, R5 and W Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	688	940	1,212	1,988
Class B	Class B (if shares are redeemed)	696	919	1,268	2,122
Class C	Class C (if shares are redeemed)	296	619	1,068	2,317
Class I	Class I (whether or not shares are redeemed)	78	243	423	946
Class R	Class R (whether or not shares are redeemed)	146	465	809	1,779
Class R3	Class R3 (whether or not shares are redeemed)	133	415	719	1,584
Class R4	Class R4 (whether or not shares are redeemed)	108	337	586	1,299
Class R5	Class R5 (whether or not shares are redeemed)	83	259	450	1,006
Class W	Class W (whether or not shares are redeemed)	120	388	676	1,500

Expense Example, No Redemption Columbia Mid Cap Value Opportunity Fund Class A, B, C, I, R, R3, R4, R5 and W Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	196	619	1,068	2,122
Class C	Class C (if shares are not redeemed)	196	619	1,068	2,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. These equity securities generally include common stocks. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies included within the Index was $57 million to $16.68 billion as of September 30, 2011. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to the recognized measure of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +27.27% (quarter ended June 30, 2003).

• Lowest return for a calendar quarter was -27.69% (quarter ended December 31, 2008).

• Class A year-to-date return was -18.17% at September 30, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Mid Cap Value Opportunity Fund Class A, B, C, I, R, R3, R4, R5 and W Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since inception	Inception Date
before taxes Class A	Columbia Mid Cap Value Opportunity Fund:	Class A — before taxes		15.63%	3.01%	8.47%	Feb. 14, 2002
before taxes Class B	Columbia Mid Cap Value Opportunity Fund:	Class B — before taxes		16.67%	3.08%	8.35%	Feb. 14, 2002
before taxes Class C	Columbia Mid Cap Value Opportunity Fund:	Class C — before taxes		20.87%	3.44%	8.38%	Feb. 14, 2002
before taxes Class I	Columbia Mid Cap Value Opportunity Fund:	Class I — before taxes		23.25%	4.68%	8.14%	Mar. 04, 2004
before taxes Class R	Columbia Mid Cap Value Opportunity Fund:	Class R — before taxes		22.40%		0.75%	Dec. 11, 2006
before taxes Class R3	Columbia Mid Cap Value Opportunity Fund:	Class R3 — before taxes		22.62%		0.97%	Dec. 11, 2006
before taxes Class R4	Columbia Mid Cap Value Opportunity Fund:	Class R4 — before taxes		23.00%	4.41%	9.39%	Feb. 14, 2002
before taxes Class R5	Columbia Mid Cap Value Opportunity Fund:	Class R5 — before taxes		23.22%		1.49%	Dec. 11, 2006
before taxes Class W	Columbia Mid Cap Value Opportunity Fund:	Class W — before taxes		22.78%		1.29%	Dec. 01, 2006
after taxes on distributions Class A	Columbia Mid Cap Value Opportunity Fund:	Class A — after taxes on distributions		15.53%	2.00%	7.67%	Feb. 14, 2002
after taxes on distributions and redemption of fund shares Class A	Columbia Mid Cap Value Opportunity Fund:	Class A — after taxes on distributions and redemption of fund shares		10.28%	2.26%	7.20%	Feb. 14, 2002
Russell Midcap® Value Index		Russell Midcap® Value Index	(reflects no deduction for fees, expenses or taxes)	24.75%	4.08%
Russell Midcap® Value Index Classes A, B, C and R4 Since inception, 2002-02-14						8.71%	Feb. 14, 2002
Russell Midcap® Value Index Class I Since inception, 2004-03-04						7.09%	Mar. 04, 2004
Russell Midcap® Value Index Classes R, R3 and R5 Since inception, 2006-12-11						0.40%	Dec. 11, 2006
Russell Midcap® Value Index Class W Since inception, 2006-12-01						0.67%	Dec. 01, 2006

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Investment Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.